Income taxes - Major Components of Income Tax (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Current income taxes	SFr 35.7	SFr 38.7	SFr 7.1
Deferred income taxes	(46.2)	(18.6)	3.6
Income tax expense (benefit)	SFr (10.5)	SFr 20.2	SFr 10.6